Annual Fund Operating Expenses - Invesco SP International Developed High Dividend Low Volatility ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.30%
Other Expenses	none
Total Annual Fund Operating Expenses	0.30%